THE ADVISORS' INNER CIRCLE FUND

                                 SYNOVUS FUNDS

                              INSTITUTIONAL SHARES
                                 Class A Shares
                                 Class B Shares
                                 Class C Shares

                       SUPPLEMENT DATED SEPTEMBER 5, 2001
                    TO THE PROSPECTUS DATED SEPTEMBER 5, 2001

 THIS SUPPLEMENT PROVIDES ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.


The Synovus Funds have not yet commenced the continuous offering of shares to investors. As further described in the prospectus, each of the Funds will be initially funded by the transfer of assets of a number of common trust funds
(CTFs) sponsored by the Funds' adviser and/or its affiliates. This transfer of assets is expected to occur on or about October 12, 2001. The performance information disclosed in the prospectus is based on the past performance of the CTFs and its inclusion in the prospectus is predicated on the transfer of the CTF assets into the Funds. Following the transfer of the CTF assets, the Funds are expected to commence the continuous offering of shares to investors on or about October 15, 2001.


          YOU MAY DISCARD THIS SUPPLEMENT AFTER THE FUNDS COMMENCE THE
                  CONTINUOUS OFFERING OF SHARES TO INVESTORS.

                       ----------------------------------








SNV-SU-001-01

                         THE ADVISORS' INNER CIRCLE FUND

                                  SYNOVUS FUNDS


                              INSTITUTIONAL SHARES


                           Large Cap Core Equity Fund

                               Mid Cap Value Fund

                           Intermediate-Term Bond Fund

                           Georgia Municipal Bond Fund



                               INVESTMENT ADVISER:
                        SYNOVUS FUNDS INVESTMENT ADVISORS

                             INVESTMENT SUB-ADVISER:
                  STEINBERG PRIEST CAPITAL MANAGEMENT CO. INC.
                              (MID CAP VALUE FUND)








     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.
           Any representation to the contrary is a criminal offense.

                                                                      PROSPECTUS
                                                               SEPTEMBER 5, 2001

                                  [BLANK PAGE]




                              ABOUT THIS PROSPECTUS

     The Synovus Funds (Funds) are a separate series of The Advisors' Inner Circle Fund (Trust), a mutual fund family that offers different classes of shares in separate investment portfolios. The Funds have individual investment goals and strategies. This prospectus gives you important information about the Institutional Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

     THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. IN THE SECTION BELOW, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

                                                                        PAGE
                                                                       -----

     LARGE CAP CORE EQUITY FUND........................................   2

     MID CAP VALUE FUND................................................   5

     INTERMEDIATE-TERM BOND FUND.......................................   7

     GEORGIA MUNICIPAL BOND FUND.......................................  10

     MORE INFORMATION ABOUT RISK.......................................  13

     MORE INFORMATION ABOUT FUND INVESTMENTS...........................  14

     INVESTMENT ADVISER ...............................................  14

     PORTFOLIO MANAGERS................................................  15

     SUB-ADVISER  .....................................................  16

     PURCHASING, SELLING AND EXCHANGING FUND SHARES....................  18

     DIVIDENDS AND DISTRIBUTIONS.......................................  20

     TAXES.............................................................  21

     HOW TO OBTAIN MORE INFORMATION ABOUT
         THE SYNOVUS FUNDS............................................Back Cover


                   RISK/RETURN INFORMATION COMMON TO THE FUNDS

     Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

     Each Fund has its own investment goal and strategies for reaching that goal. The investment manager invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the investment manager does, you could lose money on your investment in a Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

     The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.
                                        1

LARGE CAP CORE EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL                      Long-term capital appreciation

INVESTMENT FOCUS                     Large capitalization U.S. common stocks

SHARE PRICE VOLATILITY               Medium

PRINCIPAL INVESTMENT STRATEGY        Investing in large capitalization common
                                     stocks which are undervalued relative to a company's earnings

INVESTOR PROFILE                     Investors who seek long-term capital
                                     appreciation and who are willing to bear the risks of investing in equity securities


INVESTMENT STRATEGY OF THE LARGE CAP CORE EQUITY FUND

The Fund invests primarily (at least 80% of its assets) in common stocks of U.S. issuers with a large capitalization (in excess of $5 billion). The Fund is managed with a goal of long-term capital appreciation and is actively managed to hold securities that the Adviser believes are of high earnings potential and management quality.

The Adviser screens over 6,000 companies for market capitalization, trading liquidity, balance sheet quality and earnings predictability. Companies that progress beyond this initial risk reduction screening are candidates for value and momentum screening. Value factors considered by the Adviser include sector relative low price to earnings and price to sales ratios, as well as dividend discount valuations. Price momentum and earnings estimates are used to identify growth stocks. The top 300 companies remaining at this point in the screening process are further reduced to approximately 75 based on macroeconomic and sector analysis. The Adviser may sell a security when it achieves a designated price target, a company's growth prospects change, or the opportunity for a better investment arises. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities to investors.

PRINCIPAL RISKS OF INVESTING IN THE LARGE CAP CORE EQUITY FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that large capitalization value stocks may underperform other segments of the equity market or the equity market as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The Fund is a successor to a common trust fund managed by the Adviser until October 12, 2001. The periods prior to October 12, 2001 represent the performance of the common trust fund while it was managed by the Adviser. The past performance shown below has been adjusted to reflect current expenses for the Institutional Shares of the Fund. The Adviser's common trust fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the common trust fund's performance may have been lower.

This bar chart shows changes in the performance of the Fund's Institutional Shares from year to year.*

[BAR CHART OMITTED]
PLOT POINTS FOLLOWS:

1991     24.68%
1992      7.02%
1993      5.77%
1994     -0.64%
1995     35.62%
1996     21.75%
1997     30.70%
1998     23.53%
1999     16.84%
2000     0.85%
BEST QUARTER   WORST QUARTER
16.68%            -11.15%
(6/30/97)        (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S PERFORMANCE FROM 01/01/01 TO 06/30/01 WAS -6.93%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000 TO THOSE OF THE S&P 500 COMPOSITE INDEX ("S&P 500").

LARGE CAP CORE EQUITY FUND     1 YEAR       5 YEARS       10 YEARS
-------------------------------------------------------------------

INSTITUTIONAL SHARES            0.85%       18.29%         15.98%
S&P 500                        -9.11%       18.33%         17.45%

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
                                        3

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                         INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

Investment Advisory Fees                                        0.60%
Distribution and Service (12b-1) Fees                            None
Other Expenses                                                  0.44%*
                                                                -----
Total Annual Fund Operating Expenses                            1.04%**
--------------------------------------------------------------------------------

 * Other Expenses are estimated.

** The Fund's total actual annual fund operating expenses should be less than the amount shown above because the Adviser has voluntarily agreed to waive a portion of its fees in order to keep total operating expenses at a specified level. This fee waiver remains in place as of the date of this prospectus, but the Adviser may discontinue all or part of its waiver at any time. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for the direction of a percentage of the Fund's brokerage transactions. The Fund anticipates that these arrangements will reduce operating expenses. The Fund's actual total operating expenses are expected to be as follows:

         Large Cap Core Equity Fund -- Institutional Shares    1.00%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                              1 YEAR       3 YEARS
                            ----------    ----------
INSTITUTIONAL SHARES            $106          $331

MID CAP VALUE FUND

FUND SUMMARY

INVESTMENT GOAL                    Long-term capital appreciation

INVESTMENT FOCUS                   U.S. small- to mid-cap common stocks

SHARE PRICE VOLATILITY             Moderate to high

PRINCIPAL INVESTMENT STRATEGY      Attempts to identify companies with above
                                   average growth potential at an attractive price

INVESTOR  PROFILE                  Investors who want the value of their
                                   investment to grow and who are willing to accept more volatility for the possibility of higher returns


INVESTMENT STRATEGY OF THE MID CAP VALUE FUND

The Fund invests primarily (at least 80% of its assets) in common stocks and other equity securities of U.S. companies. In selecting investments for the Fund, the Sub-Adviser focuses on issuers with small to medium market capitalizations (ranging from $500 million to $10 billion) and that the Sub-Adviser believes have above average growth potential at attractive prices. The Fund is "non-diversified," and the Sub-Adviser expects to hold a relatively small number of issues in the portfolio, thus increasing the importance of each holding.

The Sub-Adviser's research of these companies is theme-driven and focuses on companies that are under-researched and are selling for less than their "private transaction value," I.E., the price an acquirer would pay to buy the company in its entirety. The Sub-Adviser evaluates whether a company's underlying business value seeks to protect against long-term capital loss. The Sub-Adviser does not consider current income in selecting investments for the Fund. The Sub-Adviser may sell a security when it exceeds the target market capitalization, a company's return prospects change, or the opportunity for a better investment arises.

PRINCIPAL RISKS OF INVESTING IN THE MID CAP VALUE FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these smaller companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- to mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund is also subject to the risk that small- to mid-cap common stocks may underperform other segments of the equity market or the equity market as a whole.

PERFORMANCE INFORMATION

The Fund is a successor to a common trust fund managed by Steinberg Priest Capital Management Co., Inc. ("Steinberg"), the Fund's Sub-Adviser. Steinberg uses substantially the same management strategies to manage the Fund as it used to manage the common trust fund. The Fund's predecessor commenced operations on April 3, 2000, and therefore does not have a performance history for a full calendar year.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                        INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

Investment Advisory Fees                                       0.75%
Distribution and Service (12b-1) Fees                           None
Other Expenses                                                 2.21%*
                                                               -----
Total Annual Fund Operating Expenses                           2.96%**
--------------------------------------------------------------------------------

 * Other Expenses are estimated.

** The Fund's total actual annual fund operating expenses should be less than the amount shown above because the Adviser has voluntarily agreed to waive a portion of its fees in order to keep total operating expenses at a specified level. This fee waiver remains in place as of the date of this prospectus, but the Adviser may discontinue all or part of its waiver at any time. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for the direction of a percentage of the Fund's brokerage transactions. The Fund anticipates that these arrangements will reduce operating expenses. The Fund's actual total operating expenses are expected to be as follows:

         Mid Cap Value Fund -- Institutional Shares   1.10%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                             1 YEAR         3 YEARS
                           ----------      ----------
INSTITUTIONAL SHARES           $299            $915

INTERMEDIATE-TERM BOND FUND

FUND SUMMARY

INVESTMENT GOAL                   Current income consistent with limited price
                                  volatility

INVESTMENT FOCUS                  Fixed income obligations of the U.S. Treasury,
                                  U.S. government agencies and U.S. corporations

SHARE PRICE VOLATILITY            Low

PRINCIPAL INVESTMENT STRATEGY     Investing in a portfolio of U.S. government
                                  and corporate fixed income securities to attempt to maximize returns while minimizing risk

INVESTOR PROFILE                  Conservative investors who want to receive
                                  income with limited risk of share price
                                  volatility


INVESTMENT STRATEGY OF THE INTERMEDIATE-TERM BOND FUND

The Fund invests primarily (at least 80% of its assets) in fixed income obligations issued by the U.S. Treasury and U.S. government agencies, including mortgage-backed securities rated in one of the top two rating categories, and in U.S. corporate debt rated in one of the top three ratings categories.

The Adviser actively manages the maturity of the Fund and purchases securities which will, on average, mature in three to ten years. The Adviser monitors the Fund's allocation between the Treasury, agency and corporate sectors for large swings due to market inefficiencies and anticipated shifts in the yield curve. Within the corporate sector, the Adviser focuses on high credit quality and attempts to limit exposure to any one company. Securities will be considered for sale in the event of or in anticipation of a credit downgrade; to effect a change in the duration or sector weighting of the Fund; to realize an aberration in a security's market capitalization; or when the Adviser otherwise deems appropriate.

PRINCIPAL RISKS OF INVESTING IN THE INTERMEDIATE-TERM BOND FUND

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

The Fund is also subject to the risk that its investment strategy, which focuses on U.S. government and U.S. corporate fixed income securities with intermediate maturities, may perform differently than other mutual funds which focus on fixed income securities with longer maturities or invest in other asset classes.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The Fund is a successor to a common trust fund managed by the Adviser until October 12, 2001. The periods prior to October 12, 2001 represent the performance of the common trust fund while it was managed by the Adviser. The past performance shown below has been adjusted to reflect current expenses for the Institutional Shares of the Fund. The Adviser's common trust fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the common trust fund's performance may have been lower.

This bar chart shows changes in the performance of the Fund's Institutional Shares from year to year.*

[BAR CHART OMITTED]
PLOT POINTS FOLLOWS:

1993     6.13%
1994     -2.26%
1995     12.35%
1996     3.76%
1997     6.76%
1998     8.60%
1999     -1.45%
2000     7.31%
BEST QUARTER     WORST QUARTER
    4.58%           -1.62%
  (9/30/98)        (3/31/94)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S PERFORMANCE FROM 01/01/01 TO 06/30/01 WAS 4.86%.

THIS TABLE  COMPARES THE FUND'S  AVERAGE  ANNUAL  TOTAL  RETURNS FOR THE PERIODS
ENDED  DECEMBER  31,  2000  TO  THOSE  OF  THE  LEHMAN   BROTHERS   INTERMEDIATE
GOVERNMENT/CREDIT INDEX.

INTERMEDIATE-TERM BOND FUND          1 YEAR        5 YEARS      SINCE INCEPTION
--------------------------------------------------------------------------------
INSTITUTIONAL SHARES                  7.31%         4.93%           5.11%*
LEHMAN BROTHERS INTERMEDIATE
  GOVERNMENT/CREDIT INDEX            10.10%         6.11%           6.60%*

* Since 6/30/92. Actual inception of the common trust fund is 8/1/67. Performance unavailable for periods prior to 6/30/92.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Intermediate Government/Credit Index is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and ten years.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                               INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

Investment Advisory Fees                              0.45%
Distribution and Service (12b-1) Fees                  None
Other Expenses                                        0.46%*
                                                      -----
Total Annual Fund Operating Expenses                  0.91%**
--------------------------------------------------------------------------------

 * Other Expenses are estimated.

** The Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for the direction of a percentage of the Fund's brokerage transactions. The Fund anticipates that these arrangements will reduce operating expenses.

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                            1 YEAR      3 YEARS
                          ----------   ----------
INSTITUTIONAL SHARES          $93          $290

GEORGIA MUNICIPAL BOND FUND

FUND SUMMARY

INVESTMENT GOAL                     Current income exempt from both federal and
                                    Georgia state income taxes, consistent with preservation of capital

INVESTMENT FOCUS                    Tax-free Georgia municipal securities

SHARE PRICE VOLATILITY              Medium

PRINCIPAL INVESTMENT STRATEGY       Invest in municipal obligations which pay
                                    interest that is exempt form both federal and Georgia state income tax

INVESTOR  PROFILE                   Conservative  taxable  investors who want to
                                    receive current income exempt from federal and Georgia state income tax and are willing to bear the moderate risk of investing in a portfolio of intermediate-term securities affected by changes in economic conditions and governmental policies within Georgia


INVESTMENT STRATEGY OF THE GEORGIA MUNICIPAL BOND FUND

The Fund invests substantially all of its assets (at least 80%) in high quality municipal securities that generate income exempt from federal and Georgia state income taxes. These securities include securities of municipal issuers located in Georgia, the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Adviser will purchase investment grade municipal securities in an attempt to maintain an average weighted portfolio maturity of three to ten years, as determined by market conditions. As a core, general obligation, revenue, school, housing and development and insured municipal bonds are represented. The Adviser considers the relative yield, maturity and availability of various types of municipal bonds and the general economic outlook in determining whether to over or under weigh a specific type of municipal bond in the Fund's portfolio. Duration adjustments are made relative to the Lehman Brothers 7 Year Municipal Bond Index. Securities will be considered for sale in the event of or in anticipation of a credit downgrade; to effect a change in duration or sector weighting of the Fund; to realize an aberration in a security's valuation; or when the Adviser otherwise deems appropriate.

PRINCIPAL RISKS OF INVESTING IN THE GEORGIA MUNICIPAL BOND FUND

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund's concentration of investments in securities of issuers located in Georgia subjects the Fund to economic conditions and government policies within that state. As a result, the Fund will be more susceptible to factors that adversely affect issuers of Georgia obligations than a mutual fund that does not have as great a concentration in Georgia.

The Fund is also subject to the risk that Georgia municipal debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The Fund is a successor to a common trust fund managed by the Adviser until October 12, 2001. The periods prior to October 12, 2001 represent the performance of the common trust fund while it was managed by the Adviser. The past performance shown below has been adjusted to reflect current expenses for the Institutional Shares of the Fund. The Adviser's common trust fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the common trust fund's performance may have been lower.

This bar chart shows changes in the performance of the Fund's Institutional Shares from year to year.*

[BAR CHART OMITTED]
PLOT POINTS FOLLOWS:

1993     7.07%
1994     -3.03%
1995     10.88%
1996     2.96%
1997     5.34%
1998     4.70%
1999     -1.15%
2000     8.02%
BEST QUARTER     WORST QUARTER
    4.18%           -3.52%
  (3/31/95)        (3/31/94)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S PERFORMANCE FROM 01/01/01 TO 06/30/01 WAS 2.96%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED OCTOBER 31, 2001 TO THOSE OF THE LEHMAN BROTHERS 7 YEAR MUNICIPAL BOND INDEX.

GEORGIA MUNICIPAL BOND FUND                1 YEAR    5 YEARS    SINCE INCEPTION
--------------------------------------------------------------------------------
INSTITUTIONAL SHARES                        8.02%     3.93%         4.34%*
LEHMAN BROTHERS 7 YEAR
  MUNICIPAL BOND INDEX                      9.09%     5.40%         6.18%*

* Since 6/30/92. Actual inception of the common trust fund is 7/13/78. Performance unavailable for periods prior to 6/30/92.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 7 Year Municipal Bond Index is an unmanaged index of investment grade municipal bonds with a maturity range of 4-6 years. The index also includes zero coupon bonds and bonds subject to the Alternative Minimum Tax.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                         INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

Investment Advisory Fees                                       0.45%
Distribution and Service (12b-1) Fees                           None
Other Expenses                                                 0.72%*
                                                               -----
Total Annual Fund Operating Expenses                           1.17%**
--------------------------------------------------------------------------------

*  Other Expenses are estimated.

** The Fund's total actual annual fund operating expenses should be less than the amount shown above because the Adviser has voluntarily agreed to waive a portion of its fees in order to keep total operating expenses at a specified level. This fee waiver remains in place as of the date of this prospectus, but the Adviser may discontinue all or part of its waiver at any time. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for the direction of a percentage of the Fund's brokerage transactions. The Fund anticipates that these arrangements will reduce operating expenses. The Fund's actual total operating expenses are expected to be as follows:

       Georgia Municipal Bond Fund -- Institutional Shares     1.00%

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                 1 YEAR        3 YEARS
                               ----------     ----------
INSTITUTIONAL SHARES              $119            $372

MORE INFORMATION ABOUT RISK

EQUITY RISK

LARGE CAP CORE EQUITY FUND
MID CAP VALUE FUND

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

FIXED INCOME RISK

INTERMEDIATE-TERM BOND FUND
GEORGIA MUNICIPAL BOND FUND

The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:

    CALL RISK

    INTERMEDIATE-TERM BOND FUND
    GEORGIA MUNICIPAL BOND FUND

    During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause a Fund's average weighted maturity to fluctuate, and may require a Fund to invest the resulting proceeds at lower interest rates.

    CREDIT RISK

    INTERMEDIATE-TERM BOND FUND
    GEORGIA MUNICIPAL BOND FUND

    The possibility that an issuer will be unable to make timely payments of either principal or interest.

    EVENT RISK

    INTERMEDIATE-TERM BOND FUND
    GEORGIA MUNICIPAL BOND FUND

    Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be reduced because of the Funds' multiple holdings.

    MORTGAGE-BACKED SECURITIES RISK

    INTERMEDIATE-TERM BOND FUND

    Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

    MUNICIPAL ISSUER RISK

    GEORGIA MUNICIPAL BOND FUND

    There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes. In addition, the Fund's concentration of investments in issuers located in a single state makes the Fund more susceptible to adverse political or economic developments affecting that state. The Fund also may be riskier than mutual funds that buy securities of issuers in numerous states.

MORE INFORMATION ABOUT FUND INVESTMENTS

In addition to the principal investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These secondary investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in money market instruments that would not ordinarily be consistent with a Fund's objectives. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

INVESTMENT ADVISER

Synovus Funds Investment Advisors ("SFIA" or the "Adviser") serves as the investment adviser to the Funds. The Adviser makes investment decisions for each of the Funds, other than the Mid Cap Value Fund, and continuously reviews, supervises and administers the Funds' respective investment programs. The Adviser oversees the Sub-Adviser for the Mid Cap Value Fund to ensure compliance with that Fund's investment policies and guidelines, and monitors the
Sub-Adviser's adherence to its investment style. The Adviser pays the Sub-Adviser out of the fees it receives (described below). The Board of Trustees of The Advisors' Inner Circle Fund (the"Board") supervises the Adviser and Sub-Adviser and establishes policies that the Adviser and Sub-Adviser must follow in their management activities.

SFIA is a separately identifiable division of Synovus Trust Company operating within the asset management group. SFIA was formed in 2001 to provide asset management services to the Funds. After conversion of common trust fund assets into the Funds, SFIA will have approximately $300 million in assets under management. Synovus Trust Company is a wholly owned subsidiary of Columbus Bank and Trust, the lead bank of Synovus Financial Corp. ("Synovus") and, through its asset management group, has provided investment advisory and wealth management services to its customers since 1888. Synovus is a multi-financial services holding company with over $15.6 billion in assets as of July 31, 2001, and is based in Columbus, Georgia. Synovus operates banks serving communities in Georgia, Alabama, Florida and South Carolina. Synovus is a publicly held company trading on the New York Stock Exchange. For its services to the Funds, the Adviser is entitled to receive advisory fees as a percentage of average daily net assets of:

      LARGE CAP CORE EQUITY FUND               0.60%
      MID CAP VALUE FUND                       0.75%
      INTERMEDIATE-TERM BOND FUND              0.45%
      GEORGIA MUNICIPAL BOND FUND              0.45%

The Adviser may receive less than this amount due to voluntary waiver agreements with the Funds.

ADDITIONAL COMPENSATION

Synovus and its affiliates may act as fiduciary or provide services in various non-fiduciary capacities with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust of agency accounts that invest in the Funds. Synovus may also receive compensation for acting as the Fund's investment adviser in cases where the compensation is not duplicative of the compensation those accounts pay for fiduciary and non-fiduciary services. Synovus and its affiliates may also receive compensation in connection with the following:

BROKERAGE TRANSACTIONS

When purchasing and selling portfolio securities for the Funds, SFIA, as the Funds' investment adviser, may place trades through its affiliates providing brokerage services, including Synovus Securities, Inc., consistent with its best execution obligations and the Funds' affiliated brokerage procedures. These brokerage affiliates will generally earn commissions on these transactions. For more information on the Funds' brokerage practices, please refer to the Funds' Statement of Additional Information. Synovus Securities, Inc. is a wholly owned brokerage subsidiary of Synovus.

PORTFOLIO MANAGERS

SFIA manages the Funds using a team of investment professionals. No one person is primarily responsible for making investment recommendations to the team.

Mark J. Brown is a Senior Vice-President and Chief Investment Officer with over 20 years experience managing trust assets. He is responsible for the Funds' overall investment strategy. Mr. Brown is a graduate of Florida State University and Southern Trust School. He joined the Synovus Asset Management team in 1996.

Megan L. Busby, CFA, is a Vice-President and Senior Portfolio Manager with over 14 years of investment experience. Ms. Busby co-manages the Intermediate-Term Bond and Georgia Municipal Bond Funds. She holds an undergraduate degree from Georgia Institute of Technology, an MBA from Georgia State University, and has been a Chartered Financial Analyst since 1990. She joined the Synovus Asset Management team in 1987.

B. Randall Merchant is a Vice-President and Senior Portfolio Manager with over 15 years of investment management experience. Mr. Merchant co-manages the Large Cap Core Equity Fund. He is a graduate of the University of Georgia and Cannon Financial Institute. His career with the Synovus Asset Management team began in 1993.

Neal Price is a Vice-President and Senior Portfolio Manager with over 15 years of investment experience. Mr. Price co-manages the Large Cap Core Equity Fund. Mr. Price holds an MBA from Samford University, where he graduated with honors and received the Graduate Award for Outstanding Achievement. He earned a BS at the University of South Carolina. Mr. Price worked for Compass Bancshares from 1993 until he joined the Synovus Asset Management team in 1998. He is a member of the National Honors Society for Business and the Alabama Security Dealers Association.

Dan Davidson, CFP, is a Vice-President and Senior Portfolio Manager with over 12 years of portfolio management experience. Mr. Davidson co-manages the Large Cap Core Equity Fund. He earned a BS degree in accounting from Auburn University and an MBA in Finance from the University of Alabama. He is a graduate of Cannon Financial Institute and began his career with the Synovus Asset Management team in 1999, after working for Compass Bancshares since 1989.

John Gross, CFA, is a Vice-President and Senior Portfolio Manager with over 20 years of investment management experience. Mr. Gross co-manages the Large Cap Core Equity Fund. He graduated from the University of Missouri with a BA, the University of Nebraska with an MA, and the University of West Florida with an MBA. He joined the Synovus Asset Management team in 2000 as a Senior Portfolio Manager responsible for the Florida market. Before joining Synovus, Mr. Gross spent 17 years as a Vice President and Portfolio Manager at Citizens & Peoples Bank which was ultimately acquired by Bank of America.

William H. Berkmeier is an officer of the Synovus Trust Company and is responsible for the oversight of the Mid Cap Value Fund. Mr. Berkmeier oversees the management of the Mid Cap Value Fund pursuant to an agreement between SFLA and Synovus Trust Company. He is the Chief Investment Officer of the Canterbury Trust Company with over 26 years of investment management experience. Mr.
Berkmeier graduated from Dickinson College in Carlisle, Pennsylvania. Mr. Berkmeier established Canterbury Trust Company in 1992. Prior to that time, he was Executive Vice President in charge of institutional accounts at IDS, the $90 billion investment arm of American Express Company. Mr. Berkmeier was also with the Wilshire Associates from 1981 to 1988, and was held on retainer by 43 clients with over $50 billion in aggregate assets. He remains a consultant to the Utility Pension Fund Study Group, which is comprised of 46 large electric utility companies.

SUB-ADVISER

Steinberg Priest Capital Management Co. Inc. ("Steinberg" or the "Sub-Adviser"), 12 East 49th Street, Suite 1202, New York, NY 10017-1028, serves as the investment sub-adviser for the Mid Cap Value Fund on a day-to-day basis. Steinberg selects, buys and sells securities for the Fund under the supervision of the Adviser and the Board. Steinberg was founded in 1982 and since then has provided asset management services for institutional and high net worth clients.

Michael A. Steinberg is a Managing Partner and Portfolio Manager/Analyst at Steinberg Priest Capital Management Co. Inc. and co-manages the Mid Cap Value Fund with Mr. Priest. Before forming Steinberg in 1982, Mr. Steinberg spent five years as a partner at Sloate Weisman Murray & Steinberg, a money management and brokerage firm. That association followed almost ten years as a securities analyst, portfolio strategist, and money manager with Loeb Rhoades, which he joined after receiving an MBA from the University of California at Berkeley.

William W. Priest is a Managing Partner and Portfolio Manager/Analyst at Steinberg Priest Capital Management Co. Inc. and co-manages the Mid Cap Value Fund with Mr. Steinberg. Mr. Priest joined Steinberg in March, 2001 as co-senior partner and portfolio manager after 29 years as a founder, portfolio manager, and CEO of BEA Associates and its successor firm, Credit Suisse Asset Management. A CPA and CFA, Mr. Priest holds an BA from Duke University and an MBA from Wharton Graduate School of Finance.

The following tables represent the average annual return for all of the accounts managed by Steinberg with investment goals and strategies similar to those of the Mid Cap Value Fund and a comparison to the Mid Cap Value Fund's performance benchmark. These similarly managed accounts are referred to as the "composite." The composite was managed by the same portfolio managers that currently manage the investments of the Mid Cap Value Fund. The composite's performance has been adjusted based on the estimated total operating expenses of the Mid Cap Value Fund. This adjustment reduces the actual performance of the composite. Certain accounts which were included in the composite were converted to a bank common trust fund (the "CTF") managed by Steinberg on April 3, 2000. The CTF's performance has also been adjusted based on the applicable sales charges and estimated total operating expenses of the Mid Cap Value Fund which reduces the Fund's actual performance. The CTF subsequently contributed all of its assets to the Mid Cap Value Fund in conjunction with the Fund's commencement of operations as discussed on page 6.

The comparison of the CTF and the composite to the benchmark is meant to provide you with a general sense of how the CTF and the composite performed, and how the Mid Cap Value Fund might have performed, compared to an appropriate mid cap equity market index. In addition, neither the CTF nor the composite was a registered mutual fund so neither was subject to the same investment limitations, diversification requirements, and other restrictions imposed by the SEC and the IRS on the Mid Cap Value Fund. If it had been, the CTF's and the composite's performance might have been lower. The past performance of the CTF and the composite is no guarantee of the future performance of the Mid Cap Value Fund. Performance information is shown as of June 30, 2001.


                                                  1 YEAR       SINCE INCEPTION
--------------------------------------------------------------------------------
CANTERBURY/STEINBERG MID CAP VALUE
  COMMON TRUST FUND                                26.41%          31.12%*
RUSSELL MID CAP VALUE INDEX                         0.96%          -2.89%**

*    Since April 3, 2000
**   Since March 31, 2000


                                        1 YEAR    3 YEARS   5 YEARS    10 YEARS
--------------------------------------------------------------------------------
STEINBERG MID CAP VALUE COMPOSITE      27.76%     15.76%    17.87%     16.82%
RUSSELL MID CAP VALUE INDEX             0.96%      8.17%    14.24%     15.81%

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Institutional Shares of the Funds.

Institutional Shares are offered primarily to individuals and entities establishing certain fiduciary, trust, agency, asset allocation, custody or similar relationships with the Adviser or trust divisions or trust companies that are affiliated with Synovus Trust Company or Synovus Financial Corp.
Institutional Shares may also be purchased by other qualifying financial institutions for their own accounts or for the benefit of their customers.

HOW TO PURCHASE FUND SHARES

You may purchase shares directly by:
o Mail
o Telephone
o Wire
o Direct Deposit, or
o Automated Clearing House (ACH).

Institutional Shares are available for eligible investors through accounts with Synovus Trust Company or banking or brokerage affiliates that are affiliated with Synovus Trust Company or Synovus Financial Corp. or through other qualifying financial institutions. To purchase Institutional Shares, eligible Synovus customers should contact their authorized Synovus representative and other eligible customers should contact their financial institutions.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange and the Federal Reserve are open for business (a Business Day). Shares cannot be purchased by Federal Reserve Wire on days when either the New York Stock Exchange or the Federal Reserve is closed.

A Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of a Fund or its shareholders and could adversely affect a Fund or its operations. This includes those from any individuals or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

The price per share (the  offering  price) will be the net asset value per share
(NAV) next determined after a Fund receives your purchase order.

Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, generally a Fund must receive your purchase order in proper form before 4:00 p.m. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

HOW WE CALCULATE NAV


NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

MINIMUM PURCHASES

Synovus Financial Corp. and certain other subsidiaries, affiliates, departments or divisions of Synovus Trust Company may require that customers maintain a minimum account or fund balance or meet certain other criteria to participate in its various accounts or programs and/or to qualify to purchase Institutional Shares. Please refer to your account agreement or contact your Synovus or other account representative for information concerning minimum account or fund balance requirements and other criteria applicable to eligibility to invest in Institutional Shares.

HOW TO SELL YOUR FUND SHARES

Holders of Institutional Shares may sell shares by following the procedures established when they opened their account or accounts. If you have questions, call 1-866-330-1111.

If you own your shares directly, you may sell (sometimes called "redeem") your shares on any Business Day by contacting a Fund directly by mail.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to sell $50,000 or more of your shares, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within five Business Days after we receive your request. Your proceeds can be wired to your bank account or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in our Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES

You may exchange Institutional Shares of any Synovus Fund for Institutional Shares of any other Synovus Fund. You may exchange your shares on any Business Day by contacting us directly by mail or telephone. You may also exchange shares through your financial institution by mail or telephone. Exchange requests must be for an amount of at least $100. You may exchange your shares up to four times during a calendar year. If you exchange your shares more than four times during a year, you may be charged a $50 fee for each additional exchange. You will be notified before any fee is charged.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

SIGNATURE GUARANTEE REQUIREMENTS

To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers but not from a notary public. Signature guarantees are required for requests made in writing for any of the following:

o  Sales over $50,000
o  Changes to a shareholder name of record
o Redemption on an account for which the address or registration has been changed within the last 30 days
o  Sending proceeds from a redemption to a payee other than on record
o  Sending   proceeds   from  a  redemption  to  an  account  with  a  different
   registration
o  Changes  to  systematic  investment,  withdrawal,   distribution,   telephone
   redemption, or any other election in connection with your account.

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its net investment income as follows:

LARGE CAP CORE EQUITY FUND       MONTHLY
MID CAP VALUE FUND               ANNUALLY
INTERMEDIATE-TERM BOND FUND      MONTHLY
GEORGIA MUNICIPAL BOND FUND      MONTHLY

Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT. For tax purposes an exchange of Fund shares for shares of another Synovus Fund is treated the same as a sale.

The Georgia Municipal Bond Fund intends to distribute income that is exempt from both federal and Georgia state taxes. The Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Any capital gains distributed by the Fund may be taxable.

The Intermediate-Term Bond Fund expects to distribute primarily ordinary income dividends.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                         THE ADVISORS' INNER CIRCLE FUND

                                  SYNOVUS FUNDS

             HOW TO OBTAIN MORE INFORMATION ABOUT THE SYNOVUS FUNDS


INVESTMENT ADVISER
Synovus Funds Investment Advisors
P.O. Box 23024
Columbus, GA 31902-1313

DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

More information about each Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI dated September 5, 2001, includes detailed information about the Synovus Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list each Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.


TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL
REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call 1-866-330-1111

BY MAIL: Write to us
Synovus Funds
c/o SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456


FROM THE SEC:
You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the Synovus Funds, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV. The Advisors' Inner Circle Fund's Investment Company Act registration number is 811-06400.


SNV-PS-001-01